Condensed Interim Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 5,289,105	$ 7,428,405
Trade receivables	111,998	22,376
Other current assets	685,781	651,560
Inventories	377,729	264,468
TOTAL CURRENT ASSETS	6,464,613	8,366,809
NON-CURRENT ASSETS:
Restricted deposit	68,603
Operating lease right-of-use asset	500,193	8,127
Property and equipment, net	103,899	49,981
TOTAL NON-CURRENT ASSETS	672,695	58,108
TOTAL ASSETS	7,137,308	8,424,917
CURRENT LIABILITIES:
Trade payables	191,028	56,682
Operating lease liabilities	196,440	7,543
Other current liabilities	857,247	690,861
TOTAL CURRENT LIABILITIES	1,244,715	755,086
NON-CURRENT LIABILITIES:
Operating lease liabilities, net of current portion	289,649
Derivative warrant liabilities	1,497,546	1,564,773
TOTAL NON-CURRENT LIABILITIES	1,787,195	1,564,773
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, NIS 0.02 par value: Authorized 200,000,000 as of June 30, 2024 and 25,000,000 as of December 31, 2023; Issued and outstanding 11,162,546 and 10,073,956 shares as of June 30,2024 and as of December 31, 2023, respectively	62,019	56,227
Additional paid-in capital	24,492,530	24,471,888
Accumulated losses	(20,449,151)	(18,423,057)
TOTAL SHAREHOLDERS’ EQUITY	4,105,398	6,105,058
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 7,137,308	$ 8,424,917